Basic and Diluted Net Loss Per Common Stock	12 Months Ended
Dec. 31, 2023
Basic and Diluted Net Loss Per Common Stock [Abstract]
BASIC AND DILUTED NET LOSS PER COMMON STOCK

NOTE 12 – BASIC AND DILUTED NET LOSS PER ORDINARY SHARE

A reconciliation of net loss available to ordinary shareholders and the number of shares in the calculation of basic and diluted loss per share is as follows (in thousands, except share and per share amounts):

	Year ended December 31,
	2023	2022	2021

Net loss from continuing operations attributable to ordinary shareholders	(15,547)	(14,533)	(3,861)
Net loss from discontinued operations	(1,317)	(7,326)	(18,057)

Weighted-average shares used in computing net loss per share, basic and diluted	236,645,676	135,900,869	115,954,501

Net loss per share from continuing operations, basic and diluted	(0.07)	(0.11)	(0.03)

Net income (loss) per share from discontinued operations, basic and diluted	(0.01)	(0.05)	(0.16)

In computing diluted loss per share for the years ended December 31, 2023, 2022 and 2021, no account was taken of the potential dilution that could occur upon the exercise of warrants, options granted under employee stock compensation plans, and contingently issuable shares, amounting to 177,699,182, 55,632,713 and 41,902,044 shares outstanding, as of December 31, 2023, 2022 and 2021, respectively since they had an anti-dilutive effect on net loss per share.